Securitizations and Variable Interest Entities (Schedule of On-balance Sheet Variable Interest Entities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	$ 100,328	$ 99,055
Loans and Leases Receivable, Allowance	(1,208)	(1,170)	(1,503)
Total finance receivables and loans, net	99,120	97,885
Investment in operating leases, net	17,680	13,550
Other assets	9,589	11,908
Assets of operations held-for-sale	516	32,176
Total assets	151,167	182,347	184,059
Short-term borrowings	8,545	7,461
Long-term debt	69,465	74,561
Interest payable	888	932
Accrued expenses and other liabilities	2,397	6,585
Liabilities of operations held-for-sale	0	22,699
Total liabilities	136,959	162,449
Variable Interest Entity, Primary Beneficiary [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	32,265	31,510
Loans and Leases Receivable, Allowance	(174)	(144)
Total finance receivables and loans, net	32,091	31,366
Investment in operating leases, net	4,620	6,060
Other assets	3,436	2,868
Assets of operations held-for-sale	0	12,139
Total assets	40,147	52,433
Short-term borrowings	250	400
Long-term debt	24,147	26,461
Interest payable	0	1
Accrued expenses and other liabilities	43	16
Liabilities of operations held-for-sale	0	9,686
Total liabilities	24,440	36,564
Variable Interest Entity, Primary Beneficiary [Member] | Consumer Portfolio Segment [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	13,291	13,671
Variable Interest Entity, Primary Beneficiary [Member] | Commercial Portfolio Segment [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	$ 18,974	$ 17,839